Risk/Return Detail Data - SelectPortfoliosEnterpriseTechnologyServicesPortfolio-PRO	Jun. 14, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Select Portfolios
SelectPortfoliosEnterpriseTechnologyServicesPortfolio-PRO | Select Enterprise Technology Services Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Enterprise Technology Services Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Enterprise Technology Services Portfolio seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of the fund, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35 % of the average value of its portfolio.
Portfolio Turnover, Rate	35.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies principally engaged in providing enterprise technology services. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Strategy Portfolio Concentration [Text]	Normally investing at least 80% of assets in securities of companies principally engaged in providing enterprise technology services.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to June 1, 2023, the fund was named IT Services Portfolio and operated under certain different investment policies. The fund's historical performance may not represent its current investment policies. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Bar Chart, Year to Date Return	5.55%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Mar. 31, 2019
Highest Quarterly Return	25.49%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(19.72%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
SelectPortfoliosEnterpriseTechnologyServicesPortfolio-PRO | Select Enterprise Technology Services Portfolio | Select Enterprise Technology Services Portfolio
Risk/Return:
Management fee	0.67%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.68%
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847
2014	6.28%
2015	13.13%
2016	5.19%
2017	34.25%
2018	4.19%
2019	42.23%
2020	31.41%
2021	2.54%
2022	(28.83%)
2023	23.17%
SelectPortfoliosEnterpriseTechnologyServicesPortfolio-PRO | Select Enterprise Technology Services Portfolio | Return Before Taxes | Select Enterprise Technology Services Portfolio
Risk/Return:
Label	Return Before Taxes
Past 1 year	23.17%
Past 5 years	10.93%
Past 10 years	11.51%
SelectPortfoliosEnterpriseTechnologyServicesPortfolio-PRO | Select Enterprise Technology Services Portfolio | After Taxes on Distributions | Select Enterprise Technology Services Portfolio
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	22.09%
Past 5 years	8.95%
Past 10 years	9.97%
SelectPortfoliosEnterpriseTechnologyServicesPortfolio-PRO | Select Enterprise Technology Services Portfolio | After Taxes on Distributions and Sales | Select Enterprise Technology Services Portfolio
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	14.48%
Past 5 years	8.68%
Past 10 years	9.33%
SelectPortfoliosEnterpriseTechnologyServicesPortfolio-PRO | Select Enterprise Technology Services Portfolio | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
SelectPortfoliosEnterpriseTechnologyServicesPortfolio-PRO | Select Enterprise Technology Services Portfolio | F1517
Risk/Return:
Label	MSCI U.S. IMI Enterprise Technology Services 25/50 Linked Index
Past 1 year	22.88%
Past 5 years	10.98%
Past 10 years	10.95%

[1]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% was previously charged under the services agreements.
[2]	B Adjusted to reflect current fees.